LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value

	COMMON STOCK - 28.4%
	OIL & GAS - 15.2%
803,287	Baytex Energy Corp.*	$ 405,178
227,777	Crescent Point Energy Corp.	371,276
19,194	Suncor Energy, Inc.	323,611
		1,100,065
	PIPELINES - 9.7%
13,202	Pembina Pipeline Corp.	330,050
12,257	Enbridge, Inc.	372,858
		702,908
	TRANSPORTATION - 3.5%
34,824	Golar LNG Ltd.	252,126

	TOTAL COMMON STOCK (Cost $2,451,035)	2,055,099

	PREFERRED STOCK - 4.3%
	TRANSPORTATION - 4.3%
16,715	Golar LNG Partners LP* (Cost $198,178)	308,057

	REAL ESTATE INVESTMENT TRUSTS - 50.6%
	DIVERSIFIED REITs - 18.0%
27,727	GEO Group, Inc.	328,010
77,664	New Residential Investment Corp.	577,044
5,821	WP Carey, Inc.	393,791
		1,298,845
	HEALTH CARE REITs - 7.9%
21,665	Global Medical REIT, Inc.	245,464
12,187	Healthcare Trust of America, Inc.	323,199
		568,663
	HOTEL & RESORT REITs - 4.1%
41,385	Service Properties Trust	293,420

	MORTGAGE REITs - 16.4%
100,221	Granite Point Mortgage Trust, Inc.	719,587
31,155	Starwood Property Trust, Inc.	466,079
		1,185,666
	SHOPPING CENTER REITs - 4.2%
23,773	Kimco Realty Corp.	305,245

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,153,485)	3,651,839

	SHORT-TERM INVESTMENT - 15.6%
	MONEY MARKET FUND - 15.6%
1,124,106	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 0.08% * (Cost $1,124,106)	1,124,106

	TOTAL INVESTMENTS - 98.9% (Cost $7,926,804)	$ 7,139,101
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	77,570
	NET ASSETS - 100.0%	$ 7,216,671

LP - Limited Partnership
REIT - Real Estate Investment Trust
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares						Fair Value

	COMMON STOCK - 79.1%
	AEROSPACE/DEFENSE - 2.9%
830	Boeing Co.					$ 152,139
346	L3Harris Technologies, Inc.					58,706
432	Lockheed Martin Corp.					157,645
234	Northrop Grumman Corp.					71,941
2,454	Raytheon Technologies Corp.					151,215
						591,646
	AGRICULTURE - 0.9%
1,844	Altria Group, Inc.					72,377
1,541	Philip Morris International, Inc.					107,962
						180,339
	APPAREL - 0.5%
1,059	NIKE, Inc.					103,835

	AUTO MANUFACTURERS - 0.7%
125	Cummins, Inc.					21,658
932	General Motors Co.					23,580
98	Tesla, Inc.*					105,821
						151,059
	BANKS - 3.0%
5,262	Bank of America Corp.					124,973
1,413	Citigroup, Inc.					72,204
215	Goldman Sachs Group, Inc.					42,488
2,020	JPMorgan Chase & Co.					190,001
799	Morgan Stanley					38,592
265	PNC Financial Services Group, Inc.					27,881
798	Truist Financial Corp.					29,965
899	US Bancorp					33,101
2,489	Wells Fargo & Co.					63,718
						622,923
	BEVERAGES - 2.1%
305	Brown-Forman Corp.					19,416
3,856	Coca-Cola Co.					172,286
156	Constellation Brands, Inc.					27,292
363	Monster Beverage Corp.*					25,163
1,372	PepsiCo, Inc.					181,461
						425,618
	BIOTECHNOLOGY - 0.7%
361	Amgen, Inc.					85,145
726	Gilead Sciences, Inc.					55,858
						141,003
	BUILDING MATERIALS - 0.2%
83	Martin Marietta Materials, Inc.					17,145
162	Vulcan Materials Co.					18,768
						35,913
	CHEMICALS - 2.5%
270	Air Products and Chemicals, Inc.					65,194
990	Dow, Inc.					40,352
935	DuPont de Nemours, Inc.					49,677
341	Ecolab, Inc.					67,842
174	FMC Corp.					17,334
712	Linde PLC					151,022
291	LyondellBasell Industries NV					19,125
313	PPG Industries, Inc.					33,197
109	Sherwin-Williams Co.					62,986
						506,729
	COMMERCIAL SERVICES - 2.5%
421	Automatic Data Processing, Inc.					62,683
390	Global Payments, Inc.					66,152
260	Moody's Corp.					71,430
1,059	PayPal Holdings, Inc.					184,510
398	S&P Global, Inc.					131,133
						515,908
	COMPUTERS - 5.2%
642	Accenture PLC					137,850
2,263	Apple, Inc.+					825,542
850	International Business Machines Corp.					102,655
						1,066,047
	COSMETICS/PERSONAL CARE - 1.9%
849	Colgate-Palmolive Co.					62,198
198	Estee Lauder Cos., Inc.					37,359
2,466	Procter & Gamble Co.+					294,860
						394,417
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
426	American Express Co.					40,555
71	BlackRock, Inc.					38,630
207	CME Group, Inc.					33,646
333	Intercontinental Exchange, Inc.					30,503
854	Mastercard, Inc.					252,528
1,582	Visa, Inc.					305,595
						701,457
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value
	COMMON STOCK - 79.1% (Continued)
	ELECTRIC - 0.8%
171	American Electric Power Co., Inc.					$ 13,618
284	Dominion Energy, Inc.					23,055
255	Duke Energy Corp.					20,372
111	Eversource Energy					9,243
342	Exelon Corp.					12,411
173	NextEra Energy, Inc.					41,549
76	Sempra Energy					8,909
388	Southern Co.					20,118
108	WEC Energy Group, Inc.					9,466
163	Xcel Energy, Inc.					10,188
						168,929
	ELECTRONICS - 0.8%
1,163	Honeywell International, Inc.					168,158

	ENVIRONMENTAL CONTROL - 0.3%
654	Waste Management, Inc.					69,265

	FOOD - 0.9%
569	General Mills, Inc.					35,079
621	Kraft Heinz Co.					19,804
755	Kroger Co.					25,557
1,436	Mondelez International, Inc.					73,423
493	Sysco Corp.					26,947
						180,810
	FOREST PRODUCTS & PAPER - 0.1%
458	International Paper Co.					16,126

	HEALTHCARE-PRODUCTS - 1.6%
1,055	Abbott Laboratories					96,459
402	Danaher Corp.					71,086
849	Medtronic PLC					77,853
250	Thermo Fisher Scientific, Inc.					90,585
						335,983
	HEALTHCARE-SERVICES - 1.0%
151	Anthem, Inc.					39,710
559	UnitedHealth Group, Inc.					164,877
						204,587
	HOUSEHOLD PRODUCTS/WARES - 0.3%
117	Clorox Co.					25,666
323	Kimberly-Clark Corp.					45,656
						71,322
	INSURANCE - 1.3%
1,286	Berkshire Hathaway, Inc.*					229,564
299	Chubb Ltd.					37,859
						267,423
	INTERNET - 11.1%
506	Alphabet, Inc.*+					717,533
294	Amazon.com, Inc.*+					811,093
35	Booking Holdings, Inc.*					55,732
2,275	Facebook, Inc.*+					516,584
369	Netflix, Inc.*					167,910
						2,268,852
	LODGING - 0.1%
214	Marriott International, Inc.					18,346

	MACHINERY - CONTRUCTION & MINING - 0.6%
915	Caterpillar, Inc.					115,748

	MACHINERY - DIVERSIFIED - 0.4%
469	Deere & Co.					73,703

	MEDIA - 1.9%
134	Altice USA, Inc.*					3,020
135	Charter Communications, Inc.*					68,855
3,843	Comcast Corp.					149,800
1,510	Walt Disney Co.					168,380
						390,055
	MINING - 0.3%
986	Newmont Corp.					60,876

	MISCELLANEOUS MANUFACTURING - 1.5%
935	3M Co.					145,851
13,058	General Electric Co.					89,186
446	Illinois Tool Works, Inc.					77,983
						313,020
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value
	COMMON STOCK - 79.1% (Continued)
	OIL & GAS - 3.4%
500	Cabot Oil & Gas Corp.					$ 8,590
2,329	Chevron Corp.					207,817
179	Concho Resources, Inc.					9,219
1,350	ConocoPhillips					56,727
159	Diamondback Energy, Inc.					6,649
616	EOG Resources, Inc.					31,207
5,150	Exxon Mobil Corp.					230,308
283	Hess Corp.					14,662
800	Marathon Petroleum Corp.					29,904
1,066	Occidental Petroleum Corp.					19,508
551	Phillips 66					39,617
191	Pioneer Natural Resources Co.					18,661
482	Valero Energy Corp.					28,351
						701,220
	OIL & GAS SERVICES - 0.3%
725	Baker Hughes Co.					11,158
1,011	Halliburton Co.					13,123
1,700	Schlumberger Ltd.					31,263
						55,544
	PACKAGING & CONTAINERS - 0.2%
2,148	Amcor PLC					21,931
381	Ball Corp.					26,476
						48,407
	PHARMACEUTICALS - 4.0%
1,040	AbbVie, Inc.					102,107
1,015	Bristol-Myers Squibb Co.					59,682
812	CVS Health Corp.					52,756
534	Eli Lilly and Co.					87,672
1,680	Johnson & Johnson					236,258
176	McKesson Corp.					27,002
1,550	Merck & Co., Inc.					119,861
3,777	Pfizer, Inc.					123,508
						808,846
	PIPELINES - 0.5%
295	Cheniere Energy, Inc.*					14,254
2,474	Kinder Morgan, Inc.					37,531
464	ONEOK, Inc.					15,414
1,413	Williams Cos., Inc.					26,875
						94,074
	RETAIL - 4.9%
374	Costco Wholesale Corp.					113,401
181	Dollar General Corp.					34,482
886	Home Depot, Inc.					221,952
659	Lowe's Cos., Inc.					89,044
641	McDonald's Corp.					118,245
63	O'Reilly Automotive, Inc.*					26,565
253	Ross Stores, Inc.					21,566
1,013	Starbucks Corp.					74,547
421	Target Corp.					50,491
968	TJX Cos., Inc.					48,942
757	Walgreens Boots Alliance, Inc.					32,089
1,415	Walmart, Inc.					169,489
						1,000,813
	SEMICONDUCTORS - 4.6%
1,065	Advanced Micro Devices, Inc.*					56,030
894	Applied Materials, Inc.					54,042
292	Broadcom, Inc.					92,158
4,311	Intel Corp.					257,927
1,032	Micron Technology, Inc.*					53,169
551	NVIDIA Corp.					209,330
1,121	QUALCOMM, Inc.					102,246
904	Texas Instruments, Inc.					114,781
						939,683
	SOFTWARE - 7.4%
432	Adobe, Inc.*					188,054
395	Fidelity National Information Services, Inc.					52,966
830	Fiserv, Inc.*					81,025
227	Intuit, Inc.					67,235
3,987	Microsoft Corp.+					811,394
2,070	Oracle Corp.					114,409
758	salesforce.com, Inc.*					141,996
158	ServiceNow, Inc.					63,999
						1,521,078
	TELECOMMUNICATIONS - 2.0%
3,160	AT&T, Inc.					95,527
390	CenturyLink, Inc.					3,912
4,207	Cisco Systems, Inc.					196,214
167	T-Mobile US, Inc.*					17,393
1,842	Verizon Communications, Inc.					101,549
						414,595
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value
	COMMON STOCK - 79.1% (Continued)
	TRANSPORTATION - 2.3%
1,152	CSX Corp.					$ 80,340
429	Norfolk Southern Corp.					75,320
1,153	Union Pacific Corp.					194,938
1,145	United Parcel Service, Inc.					127,301
						477,899

	TOTAL COMMON STOCK (Cost $11,896,212)					16,222,256

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
266	American Tower Corp.					68,772
252	Crown Castle International Corp.					42,172
49	Equinix, Inc.					34,413
370	Prologis, Inc.					34,532
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,394)					179,889

	RIGHTS - 0.0%^
167	T-Mobile US, Inc.* (Cost $431)					28

	SHORT-TERM INVESTMENT - 18.6%
	MONEY MARKET FUND - 18.6%
3,817,685	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 0.08% ** (Cost $3,817,685)					3,817,685

	TOTAL INVESTMENTS - 98.6% (Cost $15,829,722)					$ 20,219,858
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%					285,425
	NET ASSETS - 100.0%					$ 20,505,283

PLC - Public Limited Company
^ Represent less than 0.1%.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2020. Total collateral had a value of $1,308,040 at June 30, 2020.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2020 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap ~	0.50%	Index Return	7/6/2020	$ 20,146,787	$ 292,960
				Net Unrealized Gain from Open Swap Contracts		$ 292,960

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index, the Nasdaq 100 Total Return Index, and the Dow Jones Industrial Average Total Return Index.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares						Fair Value

	COMMON STOCK - 89.8%
	AEROSPACE/DEFENSE - 1.9%
7,259	Boeing Co.					$ 1,330,575
3,763	Lockheed Martin Corp.					1,373,194
21,420	Raytheon Technologies Corp.					1,319,900
						4,023,669
	AGRICULTURE - 0.6%
12,423	Altria Group, Inc.					487,603
10,392	Philip Morris International, Inc.					728,064
						1,215,667
	BANKS - 0.4%
9,873	Bank of America Corp.					234,484
2,651	Citigroup, Inc.					135,466
3,789	JPMorgan Chase & Co.					356,393
4,672	Wells Fargo & Co.					119,603
						845,946
	BEVERAGES - 1.1%
25,988	Coca-Cola Co.					1,161,144
9,253	PepsiCo, Inc.					1,223,802
						2,384,946
	BIOTECHNOLOGY - 0.4%
848	Amgen, Inc.					200,009
1,713	Illumina, Inc.*					634,410
						834,419
	CHEMICALS - 1.0%
1,150	Air Products and Chemicals, Inc.					277,679
4,177	Dow, Inc.					170,255
3,947	DuPont de Nemours, Inc.					209,704
1,439	Ecolab, Inc.					286,289
3,003	Linde PLC					636,966
1,321	PPG Industries, Inc.					140,105
469	Sherwin-Williams Co.					271,012
						1,992,010
	COMMERCIAL SERVICES - 7.6%
20,450	Automatic Data Processing, Inc.					3,044,801
2,893	CoStar Group, Inc.*					2,055,968
24,347	PayPal Holdings, Inc.+					4,241,978
3,471	S&P Global, Inc.					1,143,625
30,518	Square, Inc.*					3,202,559
14,145	Verisk Analytics, Inc.					2,407,479
						16,096,410
	COMPUTERS - 9.4%
26,233	Accenture PLC					5,632,750
18,414	Apple, Inc.+					6,717,427
50,070	Cognizant Technology Solutions Corp.					2,844,977
12,546	Fortinet, Inc.*					1,722,189
23,635	International Business Machines Corp.					2,854,399
						19,771,742
	COSMETICS/PERSONAL CARE - 1.3%
5,723	Colgate-Palmolive Co.					419,267
1,339	Estee Lauder Cos., Inc.					252,643
16,622	Procter & Gamble Co.					1,987,493
						2,659,403
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
12,961	Mastercard, Inc.+					3,832,568
23,644	Visa, Inc.+					4,567,311
						8,399,879
	ELECTRONICS - 0.9%
3,742	Agilent Technologies, Inc.					330,681
10,150	Honeywell International, Inc.					1,467,589
						1,798,270
	FOOD - 0.2%
9,685	Mondelez International, Inc.					495,194

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value
	COMMON STOCK - 89.8% (Continued)
	HEALTHCARE-PRODUCTS - 5.7%
23,757	Abbott Laboratories					$ 2,172,103
6,812	Baxter International, Inc.					586,513
16,486	Boston Scientific Corp.*					578,823
9,054	Danaher Corp.					1,601,019
8,449	Edwards Lifesciences Corp.*					583,910
1,072	IDEXX Laboratories, Inc.*					353,932
1,399	Intuitive Surgical, Inc.*					797,192
19,134	Medtronic PLC					1,754,588
1,803	ResMed, Inc.					346,176
4,519	Stryker Corp.					814,279
5,637	Thermo Fisher Scientific, Inc.					2,042,511
2,710	Zimmer Biomet Holdings, Inc.					323,466
						11,954,512
	HEALTHCARE-SERVICES - 2.9%
3,418	Anthem, Inc.					898,866
6,687	Centene Corp.*					424,959
3,775	HCA Healthcare, Inc.					366,402
1,592	Humana, Inc.					617,298
12,614	UnitedHealth Group, Inc.					3,720,499
						6,028,024
	HOUSEHOLD PRODUCTS/WARES - 0.1%
2,180	Kimberly-Clark Corp.					308,143

	INSURANCE - 0.2%
2,412	Berkshire Hathaway, Inc.*					430,566

	INTERNET - 16.8%
4,041	Alphabet, Inc.*+					5,730,340
212	Amazon.com, Inc.*					584,870
12,909	CDW Corp.					1,499,768
90	Cogent Communications Holdings, Inc.					6,962
71,511	eBay, Inc.					3,750,752
16,764	Facebook, Inc.*+					3,806,601
3,223	MercadoLibre, Inc.*					3,177,137
6,830	Netflix, Inc.*+					3,107,923
8,670	Palo Alto Networks, Inc.					1,991,239
91,220	Snap, Inc.*					2,142,758
8,747	Spotify Technology SA*					2,258,388
67,938	Twitter, Inc.*					2,023,873
112,252	Uber Technologies, Inc.*+					3,488,792
8,859	VeriSign, Inc.*					1,832,307
						35,401,710
	MACHINERY-CONSTRUCTION & MINING - 0.5%
7,981	Caterpillar, Inc.					1,009,597

	MEDIA - 0.1%
786	Altice USA, Inc.*					17,716
2,342	Comcast Corp.					91,291
920	Walt Disney Co.					102,589
						211,596
	MINING - 0.1%
4,156	Newmont Corp.					256,591

	MISCELLANEOUS MANUFACTURING - 1.0%
8,158	3M Co.					1,272,566
113,971	General Electric Co.					778,422
						2,050,988

	OIL & GAS - 0.3%
2,225	Chevron Corp.					198,537
1,290	ConocoPhillips					54,206
590	EOG Resources, Inc.					29,889
4,923	Exxon Mobil Corp.					220,157
766	Marathon Petroleum Corp.					28,633
527	Phillips 66					37,891
461	Valero Energy Corp.					27,116
						596,429
	OIL&GAS SERVICES - 0.0% ^
1,624	Schlumberger Ltd.					29,865

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value
	COMMON STOCK - 89.8% (Continued)
	PACKAGING & CONTAINERS - 0.1%
9,059	Amcor PLC					$ 92,492
1,609	Ball Corp.					111,809
						204,301
	PHARMACEUTICALS - 2.2%
3,313	Becton Dickinson and Co.					792,702
4,660	Cigna Corp.					874,449
18,269	CVS Health Corp.					1,186,937
1,055	DexCom, Inc.*					427,697
1,254	Eli Lilly and Co.					205,882
3,946	Johnson & Johnson					554,926
3,641	Merck & Co., Inc.					281,558
8,884	Pfizer, Inc.					290,507
						4,614,658
	PIPELINES - 0.0% ^
2,363	Kinder Morgan, Inc.					35,847
1,350	Williams Cos., Inc.					25,677
						61,524
	RETAIL - 0.6%
539	Home Depot, Inc.					135,025
9,536	Walmart, Inc.					1,142,222
						1,277,247
	SEMICONDUCTORS - 2.0%
4,847	Advanced Micro Devices, Inc.*					255,001
4,071	Applied Materials, Inc.					246,092
1,326	Broadcom, Inc.					418,499
19,617	Intel Corp.					1,173,685
4,705	Micron Technology, Inc.*					242,402
2,512	NVIDIA Corp.					954,334
5,104	QUALCOMM, Inc.					465,536
4,120	Texas Instruments, Inc.					523,116
						4,278,665
	SOFTWARE - 26.1%
54,199	Activision Blizzard, Inc.					4,113,704
8,575	Adobe, Inc.*					3,732,783
14,205	Akamai Technologies, Inc.*					1,521,213
7,093	ANSYS, Inc.*					2,069,241
18,402	Autodesk, Inc.*+					4,401,574
23,641	Cadence Design Systems, Inc.*					2,268,590
4,284	Cerner Corp.					293,668
11,151	Citrix Systems, Inc.					1,649,344
12,331	DocuSign, Inc.*					2,123,521
24,700	Electronic Arts, Inc.*					3,261,635
741	Fidelity National Information Services, Inc.					99,361
11,252	Intuit, Inc.					3,332,730
110	J2 Global, Inc.*					6,953
16,158	Microsoft Corp.					3,288,314
68,884	Oracle Corp.					3,807,219
30,998	salesforce.com, Inc.*+					5,806,855
14,965	ServiceNow, Inc.+					6,061,723
11,418	Splunk, Inc.					2,268,757
11,795	Synopsys, Inc.*					2,300,025
1,865	Veeva Systems, Inc.					437,193
11,572	Workday, Inc.					2,168,130
						55,012,533
	TELECOMMUNICATIONS - 1.0%
18,428	AT&T, Inc.					557,078
2,274	CenturyLink, Inc.					22,808
19,149	Cisco Systems, Inc.					893,109
191	GCI Liberty, Inc.*					13,584
238	Iridium Communications, Inc.*					6,055
117	Shenandoah Telecommunications Co.					5,767
975	T-Mobile US, Inc.*					101,546
10,736	Verizon Communications, Inc.					591,875
						2,191,822
	TRANSPORTATION - 1.3%
10,050	Union Pacific Corp.					1,699,154
9,992	United Parcel Service, Inc.					1,110,911
						2,810,065

	TOTAL COMMON STOCK (Cost $144,856,890)					189,246,391

	REAL ESTATE INVESTMENT TRUST - 0.1%
	DIVERSIFIED REIT - 0.1%
499	American Tower Corp. (Cost $101,042)					129,011

	RIGHTS - 0.0%^
975	T-Mobile US, Inc.* (Cost $2,900)					164

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares						Fair Value

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
8,859,214	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 0.08% ** (Cost $8,859,214)					$ 8,859,214

	TOTAL INVESTMENTS - 94.1% (Cost $153,820,046)					$ 198,234,780
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%					12,435,105
	NET ASSETS - 100.0%					$ 210,669,885

PLC - Public Limited Company
^ Represent less than 0.1%.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2020. Total collateral had a value of $8,206,307 at June 30, 2020.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2020 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap ~	0.50%	Index Return	7/6/2020	$ 195,155,971	$ 7,958,619
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	7/6/2020	106,418,188	4,600,155
				Net Unrealized Gain from Open Swap Contracts		$ 12,558,774

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on June 30, 2020.

BNP Paribas Equity Basket Swap
Shares	Description				Fair Value	% of Basket
34,000	Accenture PLC				$ 7,300,480	6.6%
25,000	Adobe Systems, Inc.				10,882,750	9.8%
5,000	Alphabet, Inc. - Cl. A				7,090,250	6.4%
19,000	Automatic Data Processing				2,828,910	2.5%
40,000	Facebook, Inc.				9,082,800	8.2%
56,000	International Business Machines Corp.				6,763,120	6.1%
10,000	Intuit, Inc.				2,961,900	2.7%
30,000	Mastercard, Inc.				8,871,000	8.0%
55,000	Microsoft Corp.				11,193,050	10.1%
24,000	Netflix, Inc.				10,920,960	9.8%
125,000	Oracle Corp.				6,912,556	6.2%
60,000	Paypal Holdings, Inc.				10,453,800	9.4%
40,000	Salesforce.com, Inc.				7,493,200	6.7%
43,000	Visa, Inc.				8,306,310	7.5%
					$ 111,061,086	100.0%

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ("ASU") 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”).

The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.
LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 in valuing the Funds' investments measured at fair value:

Leland Real Asset Opportunities Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$ 2,055,099	$ -	$ -	$ 2,055,099
	Exchange Traded Fund	308,057	-	-	308,057
	Real Estate Investment Trusts	3,651,839	-	-	3,651,839
	Short-Term Investment	1,124,106	-	-	1,124,106
Total		$ 7,139,101	$ -	$ -	$ 7,139,101

Leland Thomson Reuters Private Equity Buyout Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$ 16,222,256	$ -	$ -	$ 16,222,256
	Real Estate Investment Trusts	179,889	-	-	179,889
	Rights	28	-	-	28
	Short-Term Investment	3,817,685	-	-	3,817,685
Total		$ 20,219,858	$ -	$ -	$ 20,219,858

		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts **	$ -	$ 292,960	$ -	$ 292,960

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Leland Thomson Reuters Venture Capital Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$ 189,246,391	$ -	$ -	$ 189,246,391
	Real Estate Investment Trust	129,011			129,011
	Rights	164	-	-	164
	Short-Term Investment	8,859,214	-	-	8,859,214
Total		$ 198,234,780	$ -	$ -	$ 198,234,780

		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts **	$ -	$ 12,558,774	$ -	$ 12,558,774

The Funds did not hold any Level 3 securities during the period.

* See Portfolios of Investments for industry classifications.
** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 30, 2020 the Leland Thomson Reuters Private Equity Buyout Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $292,960 and $12,558,774 respectively. For the period ended June 30, 2020 The Leland Thomson Reuters Private Equity Index Fund had realized losses of $494,911 and the Leland Thomson Reuters Venture Capital Index Fund had realized gains of $22,453,384. The derivative instruments outstanding as of June 30, 2020 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
LELAND REAL ASSET OPPORTUNITIES FUND	$ 8,268,692	$ 361,405	$ (1,490,996)	$ (1,129,591)
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND	16,218,689	4,510,008	(508,839)	4,001,169
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND	158,071,098	41,040,668	(876,986)	40,163,682